                                 Filed with the Securities and Exchange Commission on January 30, 2002
Registration No. 333-71834                                                             Investment Company Act No. 811-09989
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                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4
                                        Registration Statement under The Securities Act of 1933
                                                    Post-Effective Amendment No. 1
                                                                  and
                                    Registration Statement under The Investment Company Act of 1940
                                                    Post-Effective Amendment No. 1

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                    --------------------------------------------------------------
                                                        (CLASS 9 SUB-ACCOUNTS)
                                                        ----------------------
                                                      (Exact Name of Registrant)

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                              -------------------------------------------
                                                          (Name of Depositor)

                                            ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                            -----------------------------------------------
                                         (Address of Depositor's Principal Executive Offices)

                                                            (203) 926-1888
                                                            --------------
                                                    (Depositor's Telephone Number)

                                               KATHLEEN A. CHAPMAN, CORPORATE SECRETARY
                                            One Corporate Drive, Shelton, Connecticut 06484
                                            -----------------------------------------------
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                       SCOTT K. RICHARDSON, ESQ.
                                                            SENIOR COUNSEL
                                    One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                    --------------------------------------------------------------

                                           Approximate Date of Proposed Sale to the Public:

                JANUARY 30, 2002 or AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                     X immediately upon filing pursuant to paragraph (b) of Rule 485
                                     __ on                     pursuant to paragraph (b) of Rule 485
                                          --------------------
                                    __ 60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __ on                       pursuant to paragraph (a) (i) of Rule 485
                                          ---------------------
                                    __ 75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __ on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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                                   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
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   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
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                                     *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the
Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2000 was filed within 90 days of the close of the fiscal year.
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ASXT II Six/ASXT II Six Premier

                                                                 NOTE

This  Post-Effective  Amendment No. 1 to the Form N-4  Registration  Statement No.  333-71834  ("Registration  Statement")  of American
Skandia Life Assurance  Corporation and its American  Skandia Life Assurance  Corporation  Variable Account B (Class 9 Sub-accounts) is being filed solely for the purposes of including in the  Registration  Statement a supplement to the American Skandia XTra CreditSM SIX
Prospectus and the American Skandia XTra CreditSM SIX Premier  Prospectus.  The  Post-Effective  Amendment does not amend or delete the
Prospectus,  Statement of Additional  Information or Part C last filed as part of the  Registration  Statement or any other part of the
Registration Statement or any subsequent supplements except as specifically noted herein.

                                            Supplement to Prospectus Dated January 23, 2002
                                                   Supplement dated January 30, 2002

This Supplement  should be retained with the current  Prospectus for your variable  annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If  you  do  not  have  a  current  Prospectus,  please  contact  American  Skandia  at
1-800-SKANDIA.

The  following  provision  is inserted  following  the table of Credits in the  section of the  Prospectus  entitled  "How Do I Receive
Credits?":

Additional Credits During Promotional Period
During the period February 4, 2002 through August 2, 2002 (the "Promotional  Period"),  American Skandia will apply an additional 1.00%
Credit to your Annuity's Account Value with each Purchase Payment you make of $75,000 or more.
o        The 1.00% Credit will be applied in addition to the Credit that would otherwise apply to your Purchase Payment.
o        If your initial  Purchase  Payment is $75,000 or more,  we will apply the  additional  1.00%  Credit to your initial  Purchase
      Payment and any additional Purchase Payments you make during the Promotional Period.
o        If your initial  Purchase  Payment is less than  $75,000 but you make  cumulative  Purchase  Payments  during the  Promotional
      Period of $75,000 or more, we will apply the  additional  1.00% Credit to each  additional  Purchase  Payment you make during the
      Promotional Period once cumulative Purchase Payments exceed $75,000.
o        If your application is received by American Skandia during the Promotional  Period and meets all of our requirements,  we will apply the additional  1.00% Credit to your Purchase  Payment once received,  as long as the Purchase Payment would have otherwise been eligible under our rules.
o        After  completion of the  Promotional  Period,  the amount of Credit applied to each Purchase  Payment will be as described in the table of Credits contained in the Prospectus.

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American Skandia is entitled to recover the amount of Credits applied to your Purchase Payments under certain  circumstances  described in the  Prospectus.  Any  additional  Credits  applied to your  Purchase  Payments  during the  Promotional  Period  will be subject to recovery under the same circumstances as described in the Prospectus. 1
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1.       American Skandia has applied to the Securities and Exchange  Commission  ("SEC") for an exemptive order that would allow us to recover the Credits  applied to Purchase  Payments  under the  circumstances  described  in the  Prospectus.  We will only seek to recover the amount of any Credits once we have obtained proper SEC exemptive authority to do so.

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this  30th      day of January, 2002.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                        (CLASS 9 SUB-ACCOUNTS)
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                                  Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                                   Scott K. Richardson

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Kathleen A. Chapman                                                  Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                                   Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

            Wade A. Dokken**         President and Chief Executive Officer                   January 30, 2002
          ----------------
           Wade A. Dokken

                           (Principal Financial Officer and Principal Accounting Officer)

   /s/ Carl Cavaliere              Vice President, Corporate Treasurer                     January 30, 2002
Carl Cavaliere                          and Business Controller

  /s/ Thomas M. Mazzaferro             Executive Vice President,                           January 30, 2002
Thomas M. Mazzaferro                    Chief Financial Officer

                                                (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

  *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement
                                                  No. 333-53596.
**Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.